Stockholders' Equity	6 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 3 - Stockholders' Equity

1.
In January 2017, the Company granted options to purchase 130,000 ordinary shares of the Company, NIS 0.01 par value per share, to certain officers and employees. The options are exercisable at $3.84 per share, have a 10 year term and vest over a period of four years. The aggregate grant date fair value of such options is approximately $376 thousand.

2.
In April 2017, the Company granted options to purchase 30,000 ordinary shares of the Company, NIS 0.01 par value per share, to two of its consultants. The options have an exercise price ranging between $4.75 and $4.87 per share, have a 10 year term and vest over a period of between one to four years. The aggregate grant date fair value of such options is approximately $99 thousand.

3.	During June 2017, certain officers and former employees exercised 46,218 options into ordinary shares of the Company, NIS 0.01 par value per share, for total consideration of $247 thousand.

4.	During the first half of 2017, a total of 23,742 restricted stock units were exercised into 23,742 ordinary shares of the Company, NIS 0.01 par value per share.